Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Liabilities [Abstract]
Long-term borrowings	¥ 8,695,951	¥ 7,975,012
Transferred to SPEs [Member]
Trading assets
Foreign government, agency and municipal securities	7,000
Loans for trading purposes	9,000	106,000
Loans receivable	157,000
Total	173,000	106,000
Liabilities [Abstract]
Long-term borrowings	¥ 173,000	¥ 106,000